Selling and Administrative Expenses - Summary of Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 3,105,364	₩ 3,016,488	₩ 3,186,237
Expenses related to post-employment benefits	199,926	287,607	245,402
Depreciation	2,887,646	2,835,843	2,836,663
Amortization	409,774	378,004	381,583
Electricity expenses	933,045	1,018,429	1,251,546
Research & development	486,888	444,798	491,681
Vehicles maintenance	1,336,969	1,342,009	1,531,906
Increase to provisions	215,383	189,914	86,903
Bad debt expenses	271,871	202,717	337,235
Total administrative expenses	2,176,800	2,291,540	2,395,248
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	774,900	769,589	810,851
Expenses related to post-employment benefits	78,654	200,956	87,293
Other employee benefits	159,920	176,794	193,967
Travel	39,790	40,828	48,426
Depreciation	97,261	103,442	105,470
Amortization	146,314	139,569	168,525
Communication	11,740	11,186	12,502
Electricity expenses	7,050	7,527	9,573
Taxes and public dues	72,826	78,895	74,315
Rental	69,976	82,005	119,836
Repairs	9,859	11,316	11,677
Entertainment	11,582	13,157	15,740
Advertising	119,724	86,141	90,698
Research & development	125,795	120,608	135,508
Service fees	193,387	201,129	218,751
Vehicles maintenance	8,211	10,090	10,756
Industry association fee	10,140	13,468	12,603
Conference	14,494	13,108	16,053
Increase to provisions	10,990	6,532	14,900
Bad debt expenses	173,694	165,150	189,616
Others	₩ 40,493	₩ 40,050	₩ 48,188